INVESTMENT IN AFFILIATE - Hilli LLC Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Current assets	$ 133,299	$ 164,529
Current liabilities	(309,154)	(136,107)
Net income	21,134	76,548	$ 144,848
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	54,000	124,642
Non-current assets	1,300,065	1,392,711
Current liabilities	(45,106)	(109,773)
Non-current liabilities	(924,578)	(1,004,184)
Revenues	218,095	127,625
Net income	$ 70,756	$ 77,842